Income taxes - Summary of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	¥ 112,539	¥ 82,972
Change of valuation allowance	37,439	29,567
Ending balance	¥ 149,978	¥ 112,539